VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 71.1%
		Communication Services: 6.1%
64,208	(1),(2)	Alphabet, Inc. - Class A	$171,661,372	2.0
101,482	(1),(2)	Alphabet, Inc. - Class C	270,480,990	3.2
221,865	(2)	Facebook, Inc.- Class A	75,298,762	0.9
			517,441,124	6.1

		Consumer Discretionary: 10.6%
142,525	(2)	Amazon.com, Inc.	468,200,326	5.5
493,768	(1),(2)	Hilton Worldwide Holdings, Inc.	65,231,690	0.8
437,128	(1),(2)	Marriott International, Inc.	64,734,286	0.8
124,533	(1)	McDonald's Corp.	30,026,152	0.3
32,600	(1)	Ross Stores, Inc.	3,548,510	0.0
2,194,556		Yum! Brands, Inc.	268,416,144	3.2
			900,157,108	10.6

		Consumer Staples: 2.0%
473,000		Coca-Cola Co.	24,818,310	0.3
3,278,158	(3)	Keurig Dr Pepper, Inc.	111,981,877	1.3
137,500		Mondelez International, Inc.	7,999,750	0.1
140,500		PepsiCo, Inc.	21,132,605	0.3
			165,932,542	2.0

		Financials: 10.5%
4,565,365	(1)	Bank of America Corp.	193,799,744	2.3
66,600		CME Group, Inc.	12,879,108	0.2
911,483		Intercontinental Exchange, Inc.	104,656,478	1.2
1,512,113	(1)	Marsh & McLennan Cos., Inc.	228,979,272	2.7
1,763,130		PNC Financial Services Group, Inc.	344,938,753	4.1
			885,253,355	10.5

		Health Care: 13.6%
336,523		Becton Dickinson & Co.	82,724,084	1.0
629,922		Danaher Corp.	191,773,454	2.3
453,142	(2)	Hologic, Inc.	33,446,411	0.4
530,137		Humana, Inc.	206,302,814	2.4
67,200		Medtronic PLC	8,423,520	0.1
661,408		PerkinElmer, Inc.	114,615,392	1.3
461,119		Thermo Fisher Scientific, Inc.	263,451,118	3.1
644,564		UnitedHealth Group, Inc.	251,856,937	3.0
			1,152,593,730	13.6

		Industrials: 7.3%
3,724,988		General Electric Co.	383,785,514	4.5
1,131,172	(2)	Ingersoll Rand, Inc.	57,022,380	0.7
46,300		Lockheed Martin Corp.	15,978,130	0.2
53,200		Northrop Grumman Corp.	19,159,980	0.2
1,704,719	(2),(4)	Reinvent Technology Partners Y (Issuer) - Aurora, Inc. - PIPE	15,235,074	0.2
78,320		Roper Technologies, Inc.	34,940,902	0.4
654,079		Waste Connections, Inc.	82,368,168	1.0
68,100		Waste Management, Inc.	10,171,416	0.1
			618,661,564	7.3

		Information Technology: 13.9%
518,200		Cisco Systems, Inc.	28,205,626	0.3
554,883	(1),(2)	Fiserv, Inc.	60,204,806	0.7
308,900	(2)	FleetCor Technologies, Inc.	80,706,303	1.0
171,505	(1)	Global Payments, Inc.	27,025,758	0.3
2,126,773	(1)	Microsoft Corp.	599,579,844	7.1
83,100		NXP Semiconductor NV - NXPI - US	16,276,797	0.2
509,124	(2)	Salesforce.com, Inc.	138,084,611	1.6
484,667		TE Connectivity Ltd.	66,506,006	0.8
41,402	(2)	Teledyne Technologies, Inc.	17,785,471	0.2
659,700	(1)	Visa, Inc. - Class A	146,948,175	1.7
			1,181,323,397	13.9

		Real Estate: 0.1%
44,380		American Tower Corp.	11,778,896	0.1

		Utilities: 7.0%
1,692,942		Ameren Corp.	137,128,302	1.6
827,365		American Electric Power Co., Inc.	67,165,491	0.8
1,237,538		CMS Energy Corp.	73,918,145	0.9
2,301		Duke Energy Corp.	224,555	0.0
2,387,351		Exelon Corp.	115,404,547	1.4
2,655,606		NiSource, Inc.	64,345,333	0.8
2,145,988		Public Service Enterprise Group, Inc.	130,690,669	1.5
			588,877,042	7.0

	Total Common Stock
	(Cost $4,681,443,993)		6,022,018,758	71.1

PREFERRED STOCK: 1.7%
		Consumer Discretionary: 0.6%
576,340	(2),(4),(5)	Aurora Innovation, Inc., - Series B	11,166,828	0.1
413,251	(2),(4),(5)	Waymo LLC., Series A-2	37,904,208	0.5
			49,071,036	0.6

		Financials: 0.0%
23,000	(2),(3),(6)	Charles Schwab Corp. - Series D	584,430	0.0

		Utilities: 1.1%
32,755	(2),(6)	Alabama Power Co.	855,233	0.0
223,176	(2)	American Electric Power Co., Inc.	10,638,800	0.1
624,962	(2),(6)	CMS Energy Corp. (10/15/2078)	16,761,481	0.2
857,521	(2),(6)	CMS Energy Corp. (3/1/2079)	23,161,642	0.3
120,429	(2),(6)	DTE Energy Co.	3,110,681	0.0
28,517	(2),(6)	Duke Energy Corp.	763,685	0.0
134,491	(2)	NiSource, Inc.	13,913,094	0.2
459,412	(2),(6),(7)	NiSource, Inc. - Series B	12,606,265	0.2
459,622	(2),(6),(7)	SCE Trust IV	11,398,626	0.1
			93,209,507	1.1

	Total Preferred Stock
	(Cost $130,527,101)		142,864,973	1.7

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 8.3%
		Communications: 3.0%
7,630,000	(8)	Altice France Holding SA, 10.500%, 05/15/2027	8,353,705	0.1
8,415,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.000%, 03/01/2023	8,464,901	0.1
28,635,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	29,853,706	0.4
38,178,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	39,901,737	0.5
25,880,000	(3)	Netflix, Inc., 4.375%, 11/15/2026	28,953,250	0.3
31,765,000		Netflix, Inc., 4.875%, 04/15/2028	36,648,869	0.4
650,000	(3),(8)	Netflix, Inc., 4.875%, 06/15/2030	766,187	0.0
1,990,000		Netflix, Inc., 5.500%, 02/15/2022	2,024,725	0.0
10,975,000		Netflix, Inc., 5.875%, 02/15/2025	12,522,255	0.1
39,620,000	(3)	Netflix, Inc., 5.875%, 11/15/2028	48,599,873	0.6
23,355,000		Netflix, Inc., 6.375%, 05/15/2029	29,573,269	0.4
5,200,000	(3),(8)	Photo Holdings Merger Sub, Inc., 8.500%, 10/01/2026	5,629,000	0.1
2,730,000	(3),(8)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	2,856,263	0.0
			254,147,740	3.0

		Consumer, Cyclical: 3.0%
12,920,000	(3)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/2027	13,291,450	0.2
20,720,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	20,946,884	0.3
13,970,000	(3)	Cedar Fair L.P., 5.250%, 07/15/2029	14,344,536	0.2
3,365,000	(8)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.500%, 05/01/2025	3,499,600	0.0
10,835,000	(3)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.500%, 10/01/2028	11,642,262	0.1
3,403,000	(3),(8)	Clarios Global L.P. / Clarios US Finance Co., 6.250%, 05/15/2026	3,579,615	0.1
1,819,000	(3),(8)	Clarios Global L.P. / Clarios US Finance Co., 6.750%, 05/15/2025	1,921,319	0.0
2,725,000	(3),(8)	Clarios Global L.P. / Clarios US Finance Co., 8.500%, 05/15/2027	2,902,125	0.0
12,595,000	(8)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	13,480,364	0.2
7,010,000	(8)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	7,820,482	0.1
615,000	(8)	Hilton Domestic Operating Co., Inc., 5.375%, 05/01/2025	643,444	0.0
32,360,000	(3),(8)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/2027	33,824,613	0.4
7,584,000	(8)	Life Time, Inc., 5.750%, 01/15/2026	7,858,920	0.1
2,175,000		Marriott International, Inc./MD, 3.125%, 06/15/2026	2,327,737	0.0
7,550,000	(3),(8)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	8,219,760	0.1
30,451,000	(3),(8)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	30,774,542	0.4
21,152,000	(3),(8)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	21,865,880	0.3
11,039,000	(8)	Six Flags Theme Parks, Inc., 7.000%, 07/01/2025	11,770,334	0.1
2,361,345		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	2,496,444	0.0
320,374		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	321,680	0.0
1,483,198		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/2024	1,531,876	0.0
1,862,306		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/2027	1,899,577	0.0
664,130		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	664,832	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

8,160,000	(3)	Yum! Brands, Inc., 3.875%, 11/01/2023	8,552,496	0.1
2,175,000	(8)	Yum! Brands, Inc., 4.750%, 01/15/2030	2,360,027	0.0
13,525,000		Yum! Brands, Inc., 5.350%, 11/01/2043	14,914,220	0.2
5,885,000		Yum! Brands, Inc., 6.875%, 11/15/2037	7,603,832	0.1
1,660,000	(8)	Yum! Brands, Inc., 7.750%, 04/01/2025	1,776,988	0.0
			252,835,839	3.0

		Consumer, Non-cyclical: 0.4%
7,235,000	(8)	Avantor Funding, Inc., 4.625%, 07/15/2028	7,623,881	0.1
8,360,000	(8)	Hadrian Merger Sub, Inc., 8.500%, 05/01/2026	8,673,542	0.1
2,345,000	(8)	Korn Ferry, 4.625%, 12/15/2027	2,435,869	0.0
4,110,000	(3),(8)	Surgery Center Holdings, Inc., 10.000%, 04/15/2027	4,443,938	0.1
4,695,000	(3)	Teleflex, Inc., 4.625%, 11/15/2027	4,900,406	0.1
2,700,000	(8)	Tenet Healthcare Corp., 4.625%, 09/01/2024	2,764,125	0.0
			30,841,761	0.4

		Financial: 1.1%
12,600,000	(3),(8)	Acrisure LLC / Acrisure Finance, Inc., 7.000%, 11/15/2025	12,846,238	0.2
1,625,000	(3),(8)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.750%, 10/15/2027	1,684,036	0.0
1,465,000	(8)	AmWINS Group, Inc., 4.875%, 06/30/2029	1,487,414	0.0
8,400,000	(7)	Bank of New York Mellon Corp., 3.542%, (US0003M + 3.420%), 12/31/2199	8,443,481	0.1
37,568,000	(3),(8)	HUB International Ltd., 7.000%, 05/01/2026	38,882,880	0.5
3,510,000	(3)	SBA Communications Corp., 3.875%, 02/15/2027	3,641,625	0.0
8,525,000		SBA Communications Corp., 4.875%, 09/01/2024	8,678,237	0.1
2,214,000	(7)	State Street Corp., 3.713%, 12/31/2199	2,224,738	0.0
15,610,000	(3),(8)	USI, Inc./NY, 6.875%, 05/01/2025	15,906,122	0.2
			93,794,771	1.1

		Industrial: 0.6%
29,822,000	(3),(7)	General Electric Co., 3.446%, 12/31/2199	29,257,120	0.3
1,500,000	(3)	Lennox International, Inc., 3.000%, 11/15/2023	1,568,355	0.0
4,220,000	(8)	Sensata Technologies BV, 4.875%, 10/15/2023	4,496,748	0.1
5,100,000	(8)	Sensata Technologies BV, 5.000%, 10/01/2025	5,622,750	0.1
1,430,000	(8)	Sensata Technologies BV, 5.625%, 11/01/2024	1,584,497	0.0
1,125,000	(3),(8)	TK Elevator US Newco, Inc., 5.250%, 07/15/2027	1,180,378	0.0
5,885,000	(3)	Welbilt, Inc., 9.500%, 02/15/2024	6,055,959	0.1
850,000		Xylem, Inc./NY, 4.875%, 10/01/2021	850,000	0.0
			50,615,807	0.6

		Technology: 0.1%
4,176,000	(3),(8)	Clarivate Science Holdings Corp., 3.875%, 07/01/2028	4,181,220	0.1
1,280,000	(3),(8)	Clarivate Science Holdings Corp., 4.875%, 07/01/2029	1,284,096	0.0
			5,465,316	0.1

		Utilities: 0.1%
9,465,000	(7)	NiSource, Inc., 5.650%, 12/31/2199	10,032,900	0.1

	Total Corporate Bonds/Notes
	(Cost $643,755,442)		697,734,134	8.3

BANK LOANS: 10.4%
		Aerospace & Defense: 0.2%
16,875,000		SkyMiles IP Ltd. 2020 Skymiles Term Loan B, 4.750%, (US0003M + 3.750%), 10/20/2027	17,964,484	0.2

		Basic Materials: 0.0%
1,970,309		HB Fuller Co. 1st Lien Term Loan B, 2.087%, (US0001M + 2.000%), 10/20/2024	1,974,450	0.0

		Business Equipment & Services: 0.1%
2,810,000		Polaris Newco LLC USD Term Loan B, 4.500%, (US0006M + 4.000%), 06/02/2028	2,819,484	0.1

		Communications: 0.0%
2,506,063		Mega Broadband Investments LLC TL B 1L, 3.750%, (US0001M + 3.000%), 10/19/2027	2,510,501	0.0

		Consumer, Cyclical: 1.4%
37,950,000		Formula One TL B3 1L, 3.500%, (US0003M + 2.500%), 02/01/2024	37,914,403	0.5
5,131,191		Four Seasons Hotels Ltd. - TL B 1L, 2.131%, (US0003M + 2.000%), 11/30/2023	5,123,710	0.1
8,394,884		Insprire Brands TL B 1L, 3.750%, (US0001M + 2.750%), 02/05/2025	8,394,884	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

11,502,046		Life Time, Inc. - TL B 1L, 5.750%, (US0001M + 4.750%), 12/22/2024	11,594,304	0.1
41,685,000		Mileage Plus Holdings LLC 2020 Term Loan B, 6.250%, (US0003M + 5.250%), 06/21/2027	44,307,695	0.5
7,865,106		SeaWorld Parks & Entertainment, Inc. TL B 1L, 3.500%, (US0001M + 3.000%), 08/25/2028	7,853,309	0.1
3,308,375		WellPet - TL B 1L, 4.500%, (US0003M + 3.750%), 12/21/2027	3,319,749	0.0
			118,508,054	1.4

		Consumer, Non-cyclical: 1.6%
18,235,000		ADMI Corp., 4.250%, (US0001M + 3.500%), 12/23/2027	18,231,736	0.2
1,526,175		Avantor Funding, Inc. TL B4 1L, 2.500%, (US0001M + 2.000%), 11/21/2024	1,527,446	0.0
13,920,000		CoreLogic, Inc. TL B 1L, 4.000%, (US0001M + 3.500%), 06/02/2028	13,904,340	0.2
1,040,000		CoreLogic, Inc. TL 2L, 7.000%, (US0001M + 6.500%), 04/13/2029	1,066,000	0.0
3,799,793		CPI Holdco LLC - TL 1L, 4.083%, (US0001M + 4.000%), 11/04/2026	3,804,543	0.0
15,225,000		Dino Grandparent, Inc. - TL A 1L, 2.334%, (US0001M + 2.250%), 09/19/2022	15,148,875	0.2
30,319,093		Heartland Dental LLC - TL 1L, 3.868%, (US0003M + 3.750%), 04/30/2025	30,113,802	0.4
20,719,058		Loire Finco Luxembourg Sarl - TL B 1L, 3.334%, (US0003M + 3.250%), 01/24/2027	20,317,626	0.2
2,505,000		Pacific Dental Services TL B 1L, 4.250%, (US0001M + 3.500%), 04/20/2028	2,515,569	0.0
5,045,875		PetVet Care Centers LLC, 3.377%, (US0003M + 3.250%), 02/14/2025	5,006,138	0.1
1,799,033		PetVet Care Centers LLC TL 1L, 2.834%, (US0003M + 2.750%), 02/14/2025	1,784,866	0.0
23,353,067		Sunshine Luxembourg VII Sarl - TL B 1L, 4.500%, (US0003M + 4.250%), 07/17/2026	23,442,532	0.3
			136,863,473	1.6

		Financial: 3.0%
4,320,000		Acrisure, LLC 2021 Incremental Term Loan B, 3.882%, (US0003M + 3.750%), 02/15/2027	4,299,748	0.0
15,799,679		Alliant Holdings Intermediate, LLC Term Loan B 1L, 3.334%, (US0003M + 3.000%), 05/09/2025	15,703,616	0.2
9,465,000		Howden Group Holdings Ltd. - TL B 1L, 4.000%, (US0001M + 3.250%), 11/12/2027	9,443,306	0.1
45,901,511		HUB International Ltd. - TL B3 1L, 4.000%, (US0003M + 3.250%), 04/25/2025	45,985,511	0.5
117,623,728		HUB International Ltd. TL B 1L, 2.875%, (US0001M + 3.000%), 04/25/2025	116,643,570	1.4
8,384,415		Hyperion Insurance - TL B-DD 1L, 4.750%, (US0001M + 3.750%), 10/22/2027	8,401,880	0.1
5,286,525		Ryan Specialty Group, LLC TL B 1L, 3.750%, (US0001M + 3.250%), 07/23/2027	5,297,537	0.1
47,002,273		USI Inc/NY - TL B 1L, 3.132%, (US0003M + 3.000%), 05/16/2024	46,750,482	0.6
			252,525,650	3.0

		Food Products: 0.2%
11,491,426		IRB Holding Corp 2020 Fourth Amendment Incremental Term Loan, 4.250%, (US0003M + 3.250%), 12/15/2027	11,527,336	0.2

		Health Care: 0.6%
9,950,000		ADMI Corp. 2021 Term Loan B2, 3.625%, (US0001M + 3.125%), 12/23/2027	9,875,375	0.1
2,825,000		Heartland Dental, LLC 2021 Incremental Term Loan, 4.085%, (US0001M + 4.000%), 04/30/2025	2,821,909	0.0
28,620,000		Medline - TL B 1L, 3.750%, 09/30/2028	28,513,430	0.3
6,411,897		PetVet Care Centers, LLC 2021 Term Loan B3, 4.250%, (US0001M + 3.500%), 02/14/2025	6,426,593	0.1
3,878,979		Press Ganey Holdings, Inc. 2021 Term Loan B, 4.500%, (US0003M + 3.750%), 07/24/2026	3,896,757	0.1
			51,534,064	0.6

		Industrial: 0.6%
EUR 9,412,249		Filtration Group - TL B 1L, 3.500%, (US0003M + 3.000%), 03/29/2025	10,893,558	0.1
1,786,500		Filtration Group Corp. - TL B 1L, 4.500%, (US0001M + 3.750%), 03/29/2025	1,792,242	0.0
4,852,105		Filtration Group Corp. 2018 1st Lien Term Loan, 3.085%, (US0003M + 3.000%), 03/31/2025	4,830,877	0.1
27,671,422		TK Elevator US NewCo, Inc. TL B 1L, 4.000%, 07/30/2027	27,757,896	0.3
3,265,000		Welbilt, Inc. 2018 Term Loan B 1L, 2.584%, (US0003M + 2.500%), 10/23/2025	3,261,937	0.1
			48,536,510	0.6

		Insurance: 0.6%
15,653,204		Alliant Holdings Intermediate, LLC 2020 Term Loan B3, 4.250%, (US0001M + 3.750%), 11/05/2027	15,689,081	0.2
8,659,279		Alliant Holdings Intermediate, LLC Term Loan B, 3.334%, (US0001M + 3.250%), 05/09/2025	8,606,630	0.1
1,738,908		Applied Systems, Inc. 2021 2nd Lien Term Loan, 6.250%, (US0003M + 5.500%), 09/19/2025	1,766,803	0.0
26,994,479		USI, Inc. 2019 Incremental Term Loan B, 3.382%, (US0003M + 3.250%), 12/02/2026	26,862,881	0.3
			52,925,395	0.6

		Technology: 2.1%
15,729,120		Applied Systems, Inc. 2017 1st Lien Term Loan, 3.750%, (US0003M + 3.250%), 09/19/2024	15,743,874	0.2
1,505,052		Ascend Learning LLC - TL B 1L, 4.000%, (US0003M + 3.000%), 07/12/2024	1,509,002	0.0
17,592,063		Clarivate / Camelot Finance SA TL B 1L, 4.000%, (US0003M + 3.000%), 10/31/2026	17,661,692	0.2
22,849,429		Emerald TopCo Inc Term Loan, 3.656%, (US0001M + 3.500%), 07/24/2026	22,735,182	0.3
2,549,556		Project Boost Purchaser LLC, 4.000%, (US0001M + 3.500%), 05/30/2026	2,549,557	0.0
22,610,000		RealPage, Inc. Term Loan B 1L, 3.750%, (US0001M + 3.250%), 04/24/2028	22,561,185	0.3
1,125,000		RealPage, Inc. Term Loan B 2L, 7.250%, (US0003M + 3.250%), 02/17/2029	1,152,656	0.0
89,616,482		UKG, Inc. - TL 1L, 4.000%, (US0003M + 3.250%), 05/04/2026	89,907,736	1.1
2,817,500		Ultimate Software Group, Inc. - TL 1L, 3.834%, (US0003M + 3.750%), 05/04/2026	2,827,361	0.0
3,050,000		Ultimate Software Group, Inc. TL 2L, 7.500%, (US0001M + 6.750%), 05/03/2027	3,109,728	0.0
			179,757,973	2.1

	Total Bank Loans
	(Cost $868,820,357)		877,447,374	10.4

ASSET-BACKED SECURITIES: 0.2%
		Other Asset-Backed Securities: 0.2%
7,886,945	(8)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	8,500,117	0.1
7,381,275	(8)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	7,678,141	0.1
3,654,350	(8)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,941,439	0.0

	Total Asset-Backed Securities
	(Cost $18,839,075)		20,119,697	0.2

	Total Long-Term Investments
	(Cost $6,343,385,968)		7,760,184,936	91.7

SHORT-TERM INVESTMENTS: 13.2%
		Commercial Paper: 0.2%
325,000	(9)	ANZ Bank, 0.120%, 01/25/2022	324,907	0.0
750,000	(9)	ANZ Bank, 0.120%, 02/10/2022	749,762	0.0
350,000	(9)	Caisse des Dépôts et Consignations, 0.120%, 01/26/2022	349,875	0.0
400,000	(9)	Collateralized Commercial Paper FLEX Co., LLC, 0.150%, 03/08/2022	399,737	0.0
280,000	(9)	Collateralized Commercial Paper V Co., LLC, 0.100%, 12/13/2021	279,934	0.0
750,000	(9)	DBS Bank Ltd., 0.120%, 02/01/2022	749,612	0.0
725,000	(9)	DNB Bank ASA, 0.140%, 03/16/2022	724,660	0.0
575,000	(9)	DNB Bank ASA, 0.140%, 03/22/2022	574,710	0.0
425,000	(9)	HSBC Bank PLC, 0.140%, 03/03/2022	424,613	0.0
400,000	(9)	Landesbank Baden-Wurttemberg, 0.130%, 12/07/2021	399,906	0.0
375,000	(9)	Lloyds Bank PLC, 0.100%, 12/20/2021	374,912	0.0
400,000	(9)	Lloyds Bank PLC, 0.150%, 03/14/2022	399,752	0.0
400,000	(9)	Lloyds Bank PLC, 0.150%, 03/29/2022	399,720	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

747,000	(9)	LMA-Americas LLC, 0.100%, 01/26/2022	746,684	0.0
475,000	(9)	LMA-Americas LLC, 0.150%, 03/14/2022	474,684	0.0
500,000	(9)	Matchpoint Finance PLC, 0.100%, 12/07/2021	499,893	0.0
700,000	(9)	Matchpoint Finance PLC, 0.150%, 03/15/2022	699,532	0.0
625,000	(9)	Mizuho Bank Ltd., 0.150%, 03/16/2022	624,490	0.0
725,000	(9)	National Australia Bank Ltd., 0.120%, 02/18/2022	724,685	0.0
750,000	(9)	Nieuw Amsterdam Receivables Corporation B.V., 0.100%, 01/07/2022	749,767	0.0
750,000	(9)	NRW.Bank, 0.130%, 03/21/2022	749,545	0.0
750,000	(9)	Old Line Funding LLC, 0.130%, 03/10/2022	749,551	0.0
250,000	(9)	Santander UK PLC, 0.130%, 02/01/2022	249,894	0.0
750,000	(9)	Sheffield Receivables Company LLC, 0.100%, 12/16/2021	749,814	0.0
750,000	(9)	Skandinaviska Enskilda Banken AB, 0.090%, 12/22/2021	749,836	0.1
800,000	(9)	Skandinaviska Enskilda Banken AB, 0.140%, 04/04/2022	799,413	0.1
750,000	(9)	Societe Generale, 0.170%, 03/31/2022	749,469	0.0
500,000	(9)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/07/2022	499,686	0.0
725,000	(9)	Swedbank AB, 0.150%, 03/23/2022	724,530	0.0
750,000	(9)	Swedbank AB, 0.150%, 03/24/2022	749,508	0.0
725,000	(9)	Thunder Bay Funding LLC, 0.130%, 03/18/2022	724,503	0.0
450,000	(9)	Victory Receivables Corporation, 0.120%, 01/06/2022	449,849	0.0
725,000	(9)	Westpac Banking Corp., 0.130%, 03/25/2022	724,574	0.0

	Total Commercial Paper
	(Cost $19,342,007)		19,342,007	0.2

		Floating Rate Notes: 0.1%
675,000	(9)	Bank of Montreal, 0.120%, 01/05/2022	675,254	0.0
350,000	(9)	Bank of Nova Scotia, 0.120%, 12/23/2021	350,122	0.0
375,000	(9)	Bank of Nova Scotia, 0.130%, 02/28/2022	375,130	0.0
725,000	(9)	Barclays Bank PLC, 0.160%, 03/22/2022	725,015	0.1
375,000	(9)	Barclays Bank PLC, 0.160%, 03/24/2022	375,004	0.0
600,000	(9)	Canadian Imperial Bank of Commerce, 0.120%, 02/10/2022	600,045	0.0
475,000	(9)	Cooperatieve Rabobank U.A./New York, 0.120%, 12/29/2021	474,991	0.0
725,000	(9)	DBS Bank Ltd., 0.140%, 03/16/2022	724,908	0.0
375,000	(9)	National Australia Bank Ltd., 0.130%, 03/10/2022	375,000	0.0
375,000	(9)	Royal Bank of Canada, 0.120%, 12/14/2021	375,075	0.0
500,000	(9)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/14/2022	500,005	0.0
500,000	(9)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/16/2022	500,000	0.0
675,000	(9)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/22/2022	674,957	0.0
300,000	(9)	Sumitomo Mitsui Trust Bank Ltd., 0.160%, 03/08/2022	300,014	0.0

	Total Floating Rate Notes
	(Cost $7,025,520)		7,025,520	0.1

		Repurchase Agreements: 1.6%
2,599,696	(9)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $2,599,700, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-6.034%, Market Value plus accrued interest $2,651,690, due 03/01/22-07/20/71)	2,599,696	0.0
3,628,398	(9)	Bethesda Securities LLC, Repurchase Agreement dated 09/30/21, 0.09%, due 10/01/21 (Repurchase Amount $3,628,407, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $3,700,966, due 01/01/25-09/01/51)	3,628,398	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

31,351,983	(9)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $31,352,026, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.430%-9.500%, Market Value plus accrued interest $31,979,023, due 11/01/21-07/20/71)	31,351,983	0.4
11,540,515	(9)	CF Secured LLC, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $11,540,531, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $11,771,326, due 11/15/21-01/20/69)	11,540,515	0.1
13,362,747	(9)	Citadel Securities LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $13,362,776, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $13,630,098, due 10/12/21-08/15/51)	13,362,747	0.2
3,563,561	(9)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $3,563,566, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,634,833, due 10/07/21-05/01/50)	3,563,561	0.0
6,587,170	(9)	JVB Financial Group LLC, Repurchase Agreement dated 09/30/21, 0.07%, due 10/01/21 (Repurchase Amount $6,587,183, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $6,718,915, due 06/01/22-11/01/56)	6,587,170	0.1
10,712,154	(9)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $10,712,172, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-7.500%, Market Value plus accrued interest $10,926,416, due 08/01/23-07/20/71)	10,712,154	0.1
6,087,512	(9)	Palafox Trading LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $6,087,525, collateralized by various U.S. Government Securities, 0.000%-3.125%, Market Value plus accrued interest $6,208,256, due 08/15/28-08/15/44)	6,087,512	0.1
19,861,693	(9)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $19,861,720, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $20,258,928, due 10/31/21-05/01/58)	19,861,693	0.2

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

19,110,966	(9)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $19,111,018, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $19,493,750, due 07/15/23-02/15/48)	19,110,966	0.2
5,139,977	(9)	Stonex Financial Inc., Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $5,139,991, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $5,242,777, due 11/20/21-09/15/56)	5,139,977	0.1

	Total Repurchase Agreements
	(Cost $133,546,372)	133,546,372		1.6

		Certificates of Deposit: 0.1%
325,000	(9)	Bank of Montreal, 0.130%, 02/28/2022	324,986	0.0
500,000	(9)	BNP Paribas, 0.130%, 03/03/2022	500,015	0.0
450,000	(9)	Credit Agricole, 0.100%, 12/01/2021	450,023	0.0
725,000	(9)	Landesbank Baden-Wurttemberg, 0.160%, 03/21/2022	724,976	0.0
700,000	(9)	Lloyds Bank PLC, 0.130%, 02/22/2022	700,323	0.0
375,000	(9)	Mitsubishi UFJ Trust and Banking Corp., 0.130%, 01/26/2022	375,015	0.0
275,000	(9)	Mitsubishi UFJ Trust and Banking Corp., 0.150%, 03/02/2022	274,999	0.0
475,000	(9)	Mizuho Bank Ltd., 0.150%, 03/07/2022	474,994	0.0
675,000	(9)	Mizuho Bank Ltd., 0.150%, 03/14/2022	674,985	0.0
725,000	(9)	MUFG Bank LTD, 0.130%, 01/07/2022	725,227	0.1
725,000	(9)	Norinchukin Bank of New York, 0.110%, 01/27/2022	724,976	0.0
250,000	(9)	Oversea-Chinese Banking Corp. Ltd., 0.140%, 02/24/2022	250,001	0.0
375,000	(9)	Sumitomo Mitsui Trust Bank Ltd., 0.100%, 12/01/2021	375,025	0.0
375,000	(9)	Sumitomo Mitsui Trust Bank Ltd., 0.110%, 12/14/2021	375,008	0.0
440,000	(9)	Svenska Handelsbanken AB, 0.110%, 02/10/2022	440,132	0.0
525,000	(9)	Toronto-Dominion Bank, 0.150%, 03/03/2022	525,208	0.0

	Total Certificates of Deposit
	(Cost $7,915,893)	7,915,893		0.1

		Time Deposits: 0.2%
2,800,000	(9)	Barclays Bank PLC, 0.090%, 10/01/2021	2,800,000	0.0
3,310,000	(9)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.040%, 10/01/2021	3,310,000	0.0
4,310,000	(9)	Landesbank Baden-Wurttemberg, 0.040%, 10/01/2021	4,310,000	0.1
3,900,000	(9)	Mizuho Bank LTD, 0.070%, 10/01/2021	3,900,000	0.1
2,490,000	(9)	Societe Generale, 0.040%, 10/01/2021	2,490,000	0.0

	Total Time Deposits
	(Cost $16,810,000)	16,810,000		0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 11.0%
4,701,000	(9),(10)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	4,701,000	0.0
5,526,000	(9),(10)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	5,526,000	0.1
5,018,000	(9),(10)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	5,018,000	0.1
918,949,547	(10)	T. Rowe Price Government Reserve Fund, 0.050%	918,949,547	10.8
	Total Mutual Funds
	(Cost $934,194,547)	934,194,547		11.0

	Total Short-Term Investments
	(Cost $1,118,834,339)	1,118,834,339		13.2

	Total Investments in Securities (Cost $7,462,220,307)		$8,879,019,275	104.9
	Liabilities in Excess of Other Assets	(412,002,784)		(4.9)
	Net Assets		$8,467,016,491	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this security is pledged to cover open written call options at September 30, 2021.

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

(2)	Non-income producing security.
(3)	Security, or a portion of the security, is on loan.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2021, the Portfolio held restricted securities with a fair value of $64,306,110 or 0.8% of net assets. Please refer to the table below for additional details.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Preferred Stock may be called prior to convertible date.
(7)	Variable rate security. Rate shown is the rate in effect as of September 30, 2021.
(8)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(9)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(10)	Rate shown is the 7-day yield as of September 30, 2021.

Currency Abbreviations:

EUR EU Euro

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$517,441,124	$–	$–	$517,441,124
Consumer Discretionary	900,157,108	–	–	900,157,108
Consumer Staples	165,932,542	–	–	165,932,542
Financials	885,253,355	–	–	885,253,355
Health Care	1,152,593,730	–	–	1,152,593,730
Industrials	603,426,490	15,235,074	–	618,661,564
Information Technology	1,181,323,397	–	–	1,181,323,397
Real Estate	11,778,896	–	–	11,778,896
Utilities	588,877,042	–	–	588,877,042
Total Common Stock	6,006,783,684	15,235,074	–	6,022,018,758
Preferred Stock	79,880,843	13,913,094	49,071,036	142,864,973
Corporate Bonds/Notes	–	697,734,134	–	697,734,134
Bank Loans	–	877,447,374	–	877,447,374
Asset-Backed Securities	–	20,119,697	–	20,119,697
Short-Term Investments	934,194,547	184,639,792	–	1,118,834,339
Total Investments, at fair value	$7,020,859,074	$1,809,089,165	$49,071,036	$8,879,019,275
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(130,519,098)	$–	$(130,519,098)
Total Liabilities	$–	$(130,519,098)	$–	$(130,519,098)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2021, VY® T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aurora Innovation, Inc., - Series B	3/1/2019	$5,325,555	$11,166,828
Reinvent Technology Partners Y (Issuer) - Aurora, Inc. - PIPE	7/14/2021	17,047,190	15,235,074
Waymo LLC., Series A-2	5/8/2020	35,484,706	37,904,208
		$57,857,451	$64,306,110

At September 30, 2021, the following OTC written equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	220 .000	44	USD	860,816	$56,782	$(56,782)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	230 .000	44	USD	860,816	44,879	(44,879)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	09/16/22	USD	1,960 .000	11	USD	2,940,872	202,857	(879,291)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	09/16/22	USD	1,960 .000	11	USD	2,940,872	264,995	(879,291)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	09/16/22	USD	1,980 .000	11	USD	2,940,872	195,805	(860,721)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	09/16/22	USD	1,980 .000	11	USD	2,940,872	255,626	(860,721)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	09/16/22	USD	2,000 .000	11	USD	2,940,872	188,429	(842,443)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	09/16/22	USD	2,000 .000	11	USD	2,940,872	243,231	(842,443)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	09/16/22	USD	2,100 .000	11	USD	2,940,872	205,990	(753,433)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	09/16/22	USD	2,100 .000	11	USD	2,940,872	154,801	(753,433)
Alphabet, Inc. - Class A	Susquehanna International Group LLP	Call	09/16/22	USD	2,450 .000	5	USD	1,336,760	133,735	(217,055)
Alphabet, Inc. - Class A	Susquehanna International Group LLP	Call	09/16/22	USD	2,500 .000	5	USD	1,336,760	123,235	(201,420)
Alphabet, Inc. - Class A	Susquehanna International Group LLP	Call	09/16/22	USD	2,550 .000	5	USD	1,336,760	113,610	(186,630)
Alphabet, Inc. - Class A	Susquehanna International Group LLP	Call	09/16/22	USD	2,600 .000	5	USD	1,336,760	104,610	(172,407)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	01/20/23	USD	3,200 .000	20	USD	5,347,040	361,940	(322,014)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	01/20/23	USD	3,300 .000	20	USD	5,347,040	309,940	(272,581)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	01/20/23	USD	3,400 .000	20	USD	5,347,040	260,940	(229,953)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	01/20/23	USD	3,500 .000	20	USD	5,347,040	221,940	(193,356)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/21/22	USD	1,760 .000	85	USD	22,655,135	856,157	(7,820,272)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/21/22	USD	1,780 .000	85	USD	22,655,135	805,902	(7,655,709)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/21/22	USD	1,800 .000	85	USD	22,655,135	759,898	(7,491,135)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	06/17/22	USD	1,980 .000	11	USD	2,931,841	233,307	(824,251)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	06/17/22	USD	1,980 .000	11	USD	2,931,841	177,977	(824,251)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	06/17/22	USD	2,000 .000	11	USD	2,931,841	169,481	(805,530)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	06/17/22	USD	2,000 .000	11	USD	2,931,841	223,887	(805,530)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	06/17/22	USD	2,100 .000	11	USD	2,931,841	182,976	(713,063)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	06/17/22	USD	2,100 .000	11	USD	2,931,841	137,570	(713,063)
Alphabet, Inc. - Class C	Susquehanna International Group LLP	Call	06/17/22	USD	2,550 .000	7	USD	1,865,717	154,672	(226,913)
Alphabet, Inc. - Class C	Susquehanna International Group LLP	Call	06/17/22	USD	2,600 .000	8	USD	2,132,248	161,544	(236,003)
Alphabet, Inc. - Class C	Susquehanna International Group LLP	Call	06/17/22	USD	2,650 .000	8	USD	2,132,248	147,120	(214,120)
Amazon.com, Inc	Citigroup Global Markets	Call	01/21/22	USD	4,000 .000	24	USD	7,884,096	655,848	(44,503)
Amazon.com, Inc	Citigroup Global Markets	Call	01/21/22	USD	4,100 .000	24	USD	7,884,096	604,008	(31,796)
Amazon.com, Inc	Citigroup Global Markets	Call	01/21/22	USD	4,200 .000	24	USD	7,884,096	555,048	(22,939)
Amazon.com, Inc	Citigroup Global Markets	Call	01/21/22	USD	4,300 .000	23	USD	7,555,592	490,061	(16,083)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	3,800 .000	12	USD	3,942,048	397,375	(45,088)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	3,800 .000	12	USD	3,942,048	498,318	(45,088)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	3,800 .000	14	USD	4,599,056	483,582	(52,602)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	3,900 .000	14	USD	4,599,056	446,600	(36,740)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	3,900 .000	12	USD	3,942,048	363,328	(31,492)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	3,900 .000	12	USD	3,942,048	460,058	(31,492)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	4,000 .000	12	USD	3,942,048	428,471	(22,252)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	4,000 .000	15	USD	4,927,560	442,314	(27,815)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	4,000 .000	12	USD	3,942,048	332,230	(22,252)
Amazon.com, Inc	RBC Capital Markets LLC	Call	01/21/22	USD	3,900 .000	15	USD	4,927,560	359,955	(39,365)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Amazon.com, Inc	RBC Capital Markets LLC	Call	01/21/22	USD	4,000 .000	15	USD	4,927,560	326,955	(27,815)
Amazon.com, Inc	RBC Capital Markets LLC	Call	01/21/22	USD	4,100 .000	16	USD	5,256,064	315,152	(21,198)
Amazon.com, Inc	RBC Capital Markets LLC	Call	01/21/22	USD	4,200 .000	15	USD	4,927,560	267,405	(14,337)
Amazon.com, Inc	RBC Capital Markets LLC	Call	01/21/22	USD	4,300 .000	16	USD	5,256,064	262,352	(11,188)
Amazon.com, Inc	Citigroup Global Markets	Call	01/20/23	USD	4,500 .000	11	USD	3,613,544	314,360	(109,788)
Amazon.com, Inc	Citigroup Global Markets	Call	01/20/23	USD	4,600 .000	11	USD	3,613,544	287,609	(97,232)
Amazon.com, Inc	Citigroup Global Markets	Call	01/20/23	USD	4,700 .000	11	USD	3,613,544	263,240	(85,747)
Amazon.com, Inc	Citigroup Global Markets	Call	01/20/23	USD	4,800 .000	11	USD	3,613,544	240,834	(75,944)
Amazon.com, Inc	Citigroup Global Markets	Call	01/20/23	USD	4,900 .000	11	USD	3,613,544	220,353	(67,205)
Amazon.com, Inc	Citigroup Global Markets	Call	01/20/23	USD	5,000 .000	11	USD	3,613,544	201,633	(59,667)
Amazon.com, Inc	Citigroup Global Markets	Call	01/20/23	USD	5,100 .000	11	USD	3,613,544	184,617	(52,926)
Ameren Corporation	Citigroup Global Markets	Call	12/17/21	USD	90 .000	380	USD	3,078,000	68,047	(31,959)
Ameren Corporation	Citigroup Global Markets	Call	12/17/21	USD	95 .000	380	USD	3,078,000	29,708	(12,593)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	100 .000	543	USD	4,408,074	32,814	(293)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	90 .000	1,134	USD	9,205,812	412,810	(15,920)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	90 .000	196	USD	1,591,128	70,315	(2,752)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	90 .000	127	USD	1,030,986	43,876	(1,783)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	95 .000	254	USD	2,061,972	53,162	(597)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	95 .000	1,134	USD	9,205,812	250,070	(2,667)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	95 .000	393	USD	3,190,374	88,869	(924)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	97 .500	543	USD	4,408,074	53,040	(592)
American Tower Corporation	Citigroup Global Markets	Call	01/21/22	USD	210 .000	111	USD	2,946,051	277,167	(635,262)
American Tower Corporation	Citigroup Global Markets	Call	01/21/22	USD	220 .000	111	USD	2,946,051	221,667	(532,989)
American Tower Corporation	Citigroup Global Markets	Call	01/21/22	USD	230 .000	36	USD	955,476	83,533	(140,860)
American Tower Corporation	Citigroup Global Markets	Call	01/21/22	USD	230 .000	111	USD	2,946,051	175,047	(434,320)
American Tower Corporation	Citigroup Global Markets	Call	01/21/22	USD	240 .000	37	USD	982,017	70,505	(113,779)
American Tower Corporation	Citigroup Global Markets	Call	01/21/22	USD	250 .000	37	USD	982,017	56,267	(85,436)
Bank of America Corp.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	30 .000	4,536	USD	19,255,320	952,560	(5,826,439)
Bank of America Corp.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	32 .000	2,346	USD	9,958,770	575,239	(2,573,356)
Bank of America Corp.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	35 .000	4,692	USD	19,917,540	734,767	(3,872,324)
Bank of America Corp.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	40 .000	815	USD	3,459,675	278,412	(343,249)
Bank of America Corp.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	45 .000	815	USD	3,459,675	153,081	(116,123)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Bank of America Corp.	RBC Capital Markets LLC	Call	01/21/22	USD	37 .000	3,333	USD	14,148,585	928,807	(2,180,838)
Bank of America Corp.	Susquehanna International Group LLP	Call	01/21/22	USD	30 .000	7,501	USD	31,841,745	1,927,757	(9,634,946)
Bank of America Corp.	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	45 .000	7,547	USD	32,037,015	2,430,134	(3,116,481)
Bank of America Corp.	Credit Suisse Securities (USA) LLC	Call	01/20/23	USD	50 .000	6,862	USD	29,129,190	1,744,595	(1,616,625)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	45 .000	445	USD	2,422,135	203,365	(437,497)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	45 .000	835	USD	4,544,905	389,945	(820,921)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	45 .000	448	USD	2,438,464	191,296	(440,446)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	47 .500	445	USD	2,422,135	154,415	(340,572)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	47 .500	834	USD	4,539,462	297,738	(638,286)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	47 .500	448	USD	2,438,464	146,496	(342,868)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	50 .000	448	USD	2,438,464	108,416	(252,584)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	50 .000	834	USD	4,539,462	222,678	(470,211)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	50 .000	445	USD	2,422,135	116,590	(250,892)
CME Group Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	220 .000	333	USD	6,439,554	365,757	(61,137)
CME Group Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	230 .000	333	USD	6,439,554	282,437	(33,721)
Danaher Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	250 .000	726	USD	22,102,344	1,384,482	(4,268,797)
Danaher Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	270 .000	69	USD	2,100,636	111,870	(287,252)
Danaher Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	280 .000	69	USD	2,100,636	91,087	(232,519)
Danaher Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	280 .000	108	USD	3,287,952	136,026	(363,943)
Danaher Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	290 .000	108	USD	3,287,952	102,719	(286,094)
Danaher Corporation	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	300 .000	377	USD	11,477,388	373,309	(757,682)
Danaher Corporation	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	300 .000	392	USD	11,934,048	447,503	(787,829)
Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	40 .000	79	USD	381,886	33,059	(68,000)
Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	40 .000	278	USD	1,343,852	133,996	(239,291)
Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	43 .000	278	USD	1,343,852	92,296	(164,748)
Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	43 .000	79	USD	381,886	22,434	(46,817)
Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	45 .000	79	USD	381,886	16,430	(34,088)
Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	45 .000	278	USD	1,343,852	69,222	(119,955)
Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	47 .000	543	USD	2,624,862	87,293	(158,547)
Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	47 .000	1,666	USD	8,053,444	283,420	(486,446)
Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	50 .000	543	USD	2,624,862	42,365	(74,765)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	340 .000	197	USD	6,685,983	507,687	(454,216)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	345 .000	197	USD	6,685,983	475,808	(404,437)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	380 .000	94	USD	3,190,266	182,268	(76,200)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	400 .000	898	USD	30,477,222	1,933,125	(408,838)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	400 .000	616	USD	20,906,424	766,513	(280,450)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	09/16/22	USD	345 .000	108	USD	3,665,412	420,530	(434,649)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	09/16/22	USD	360 .000	108	USD	3,665,412	361,867	(363,490)
Fiserv, Inc.	Goldman Sachs & Co.	Call	01/21/22	USD	130 .000	217	USD	2,354,450	110,733	(22,297)
Fiserv, Inc.	Goldman Sachs & Co.	Call	01/21/22	USD	135 .000	217	USD	2,354,450	81,269	(15,044)
FLEETCOR Technologies Inc	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	300 .000	81	USD	2,116,287	161,757	(33,270)
FLEETCOR Technologies Inc	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	310 .000	54	USD	1,410,858	86,238	(14,668)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	12 .000	2,769	USD	463,596	449,741	(404,657)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	12 .000	2,769	USD	463,596	422,909	(404,657)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	15 .000	2,769	USD	463,596	232,679	(78,962)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	15 .000	2,769	USD	463,596	230,325	(78,962)
General Electric Co.	Susquehanna International Group LLP	Call	01/21/22	USD	15 .000	11,110	USD	1,860,078	1,210,990	(316,819)
Global Payments Inc.	Goldman Sachs & Co.	Call	01/21/22	USD	230 .000	163	USD	2,568,554	99,614	(6,804)
Global Payments Inc.	Goldman Sachs & Co.	Call	01/21/22	USD	240 .000	163	USD	2,568,554	80,498	(5,156)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/21/22	USD	125 .000	139	USD	1,836,329	142,855	(190,869)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/21/22	USD	125 .000	67	USD	885,137	65,769	(92,002)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/21/22	USD	125 .000	83	USD	1,096,513	83,253	(113,972)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/21/22	USD	130 .000	139	USD	1,836,329	120,186	(146,835)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/21/22	USD	130 .000	83	USD	1,096,513	69,659	(87,679)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/21/22	USD	130 .000	67	USD	885,137	55,074	(70,777)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/21/22	USD	130 .000	220	USD	2,906,420	325,833	(232,401)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/21/22	USD	135 .000	220	USD	2,906,420	288,136	(172,577)
Hilton Worldwide Holdings, Inc.	Goldman Sachs & Co.	Call	01/21/22	USD	135 .000	652	USD	8,613,572	914,697	(511,456)
Hilton Worldwide Holdings, Inc.	Goldman Sachs & Co.	Call	01/21/22	USD	140 .000	652	USD	8,613,572	787,818	(369,374)
Intercontinental Exchange, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	125 .000	271	USD	3,111,622	86,015	(37,177)
Intercontinental Exchange, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	130 .000	278	USD	3,191,996	169,347	(17,060)
Intercontinental Exchange, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	130 .000	271	USD	3,111,622	54,327	(16,630)
Intercontinental Exchange, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	135 .000	278	USD	3,191,996	126,726	(7,546)
Keurig Dr Pepper Inc.	Susquehanna International Group LLP	Call	12/17/21	USD	32 .000	1,653	USD	5,646,648	360,354	(461,602)
Lockheed Martin Corporation	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	340 .000	154	USD	5,314,540	483,098	(295,699)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Lockheed Martin Corporation	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	360 .000	154	USD	5,314,540	352,198	(141,277)
Lockheed Martin Corporation	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	375 .000	155	USD	5,349,050	275,435	(74,621)
Marriott International, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	145 .000	152	USD	2,250,968	193,674	(183,181)
Marriott International, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	145 .000	260	USD	3,850,340	319,628	(313,336)
Marriott International, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	145 .000	32	USD	473,888	38,016	(38,564)
Marriott International, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	150 .000	32	USD	473,888	33,547	(30,033)
Marriott International, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	150 .000	152	USD	2,250,968	170,169	(142,656)
Marriott International, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	150 .000	260	USD	3,850,340	280,459	(244,017)
Marriott International, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	155 .000	217	USD	3,213,553	246,323	(155,288)
Marriott International, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	160 .000	217	USD	3,213,553	207,482	(117,244)
Marriott International, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	165 .000	165	USD	2,443,485	279,442	(66,760)
Marriott International, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	170 .000	165	USD	2,443,485	252,605	(50,324)
Marsh & McLennan Cos., Inc.	Goldman Sachs & Co.	Call	10/15/21	USD	150 .000	434	USD	6,572,062	77,078	(144,354)
Marsh & McLennan Cos., Inc.	Goldman Sachs & Co.	Call	10/15/21	USD	155 .000	434	USD	6,572,062	41,803	(34,359)
McDonald's Corporation	Citigroup Global Markets	Call	01/21/22	USD	210 .000	137	USD	3,303,207	260,163	(460,873)
McDonald's Corporation	Citigroup Global Markets	Call	01/21/22	USD	220 .000	137	USD	3,303,207	195,499	(340,189)
McDonald's Corporation	Citigroup Global Markets	Call	01/21/22	USD	230 .000	137	USD	3,303,207	144,809	(229,218)
McDonald's Corporation	RBC Capital Markets LLC	Call	01/21/22	USD	210 .000	111	USD	2,676,321	201,687	(373,408)
McDonald's Corporation	RBC Capital Markets LLC	Call	01/21/22	USD	220 .000	111	USD	2,676,321	153,957	(275,628)
McDonald's Corporation	RBC Capital Markets LLC	Call	01/21/22	USD	230 .000	112	USD	2,700,432	114,464	(187,390)
McDonald's Corporation	Goldman Sachs & Co.	Call	01/20/23	USD	260 .000	139	USD	3,351,429	180,079	(176,807)
McDonald's Corporation	Goldman Sachs & Co.	Call	01/20/23	USD	260 .000	107	USD	2,579,877	147,339	(136,104)
McDonald's Corporation	Goldman Sachs & Co.	Call	01/20/23	USD	270 .000	139	USD	3,351,429	137,465	(132,946)
McDonald's Corporation	Goldman Sachs & Co.	Call	01/20/23	USD	270 .000	107	USD	2,579,877	108,819	(102,340)
Medtronic PLC	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	115 .000	224	USD	2,807,840	271,488	(290,679)
Medtronic PLC	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	125 .000	224	USD	2,807,840	167,328	(139,596)
Medtronic PLC	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	130 .000	224	USD	2,807,840	124,768	(88,491)
Microsoft Corp.	Bank of America N.A.	Call	01/21/22	USD	270 .000	163	USD	4,595,296	218,876	(393,561)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Microsoft Corp.	Bank of America N.A.	Call	01/21/22	USD	275.000	163	USD	4,595,296	191,336	(340,133)
Microsoft Corp.	Bank of America N.A.	Call	01/21/22	USD	280.000	163	USD	4,595,296	166,296	(290,590)
Microsoft Corp.	Citigroup Global Markets	Call	01/21/22	USD	280.000	1,167	USD	32,900,064	2,394,684	(2,080,480)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/21/22	USD	250.000	367	USD	10,346,464	479,669	(1,440,582)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/21/22	USD	255.000	367	USD	10,346,464	431,959	(1,293,401)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/21/22	USD	260.000	367	USD	10,346,464	387,919	(1,151,131)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/21/22	USD	265.000	281	USD	7,921,952	416,442	(776,957)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/21/22	USD	270.000	280	USD	7,893,760	371,560	(676,056)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/21/22	USD	275.000	280	USD	7,893,760	340,760	(584,278)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	330.000	126	USD	3,552,192	186,181	(209,574)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	330.000	108	USD	3,044,736	191,984	(179,635)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	330.000	126	USD	3,552,192	185,100	(209,574)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	340.000	126	USD	3,552,192	156,440	(175,770)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	340.000	108	USD	3,044,736	162,832	(150,660)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	340.000	126	USD	3,552,192	157,080	(175,770)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	340.000	119	USD	3,354,848	241,622	(166,005)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	340.000	267	USD	7,527,264	540,843	(372,464)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	350.000	126	USD	3,552,192	131,560	(146,893)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	350.000	267	USD	7,527,264	460,113	(311,274)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	350.000	126	USD	3,552,192	132,978	(146,893)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	350.000	119	USD	3,354,848	207,035	(138,733)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	350.000	108	USD	3,044,736	137,458	(125,909)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	360.000	119	USD	3,354,848	176,257	(115,726)
Microsoft Corp.	Citigroup Global Markets	Call	01/20/23	USD	360.000	267	USD	7,527,264	389,903	(259,655)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	350.000	387	USD	10,910,304	590,949	(451,172)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	355.000	388	USD	10,938,496	538,156	(414,580)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/20/23	USD	360.000	387	USD	10,910,304	486,459	(376,354)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	300.000	555	USD	15,646,560	1,044,510	(1,518,344)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	300.000	556	USD	15,674,752	1,015,812	(1,521,079)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	320.000	192	USD	5,412,864	341,299	(379,087)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	320.000	192	USD	5,412,864	366,591	(379,087)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	330.000	192	USD	5,412,864	310,840	(319,351)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	330.000	192	USD	5,412,864	290,433	(319,351)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	340.000	192	USD	5,412,864	262,769	(267,839)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	340.000	192	USD	5,412,864	247,482	(267,839)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	350.000	192	USD	5,412,864	208,136	(223,837)
Microsoft Corp.	Susquehanna International Group LLP	Call	01/20/23	USD	350.000	192	USD	5,412,864	222,390	(223,837)
Mondelez International, Inc.	Citigroup Global Markets	Call	01/21/22	USD	57.500	459	USD	2,670,462	216,648	(130,406)
Mondelez International, Inc.	Citigroup Global Markets	Call	01/21/22	USD	60.000	458	USD	2,664,644	161,216	(69,764)
Mondelez International, Inc.	Citigroup Global Markets	Call	01/21/22	USD	62.500	458	USD	2,664,644	90,226	(32,914)
Northrop Grumman Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	300.000	94	USD	3,385,410	253,518	(595,144)
Northrop Grumman Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	300.000	83	USD	2,989,245	229,661	(525,500)
Northrop Grumman Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	315.000	94	USD	3,385,410	203,698	(469,371)
Northrop Grumman Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	315.000	83	USD	2,989,245	170,731	(414,444)
Northrop Grumman Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	325.000	84	USD	3,025,260	147,588	(348,443)
Northrop Grumman Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	325.000	94	USD	3,385,410	170,798	(389,925)
NXP Semiconductors NV — NXPI—US	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	195.000	139	USD	2,722,593	245,082	(204,818)
NXP Semiconductors NV — NXPI—US	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	195.000	138	USD	2,703,006	267,382	(203,345)
NXP Semiconductors NV — NXPI—US	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	200.000	139	USD	2,722,593	228,790	(170,586)
NXP Semiconductors NV — NXPI—US	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	200.000	138	USD	2,703,006	241,410	(169,358)
NXP Semiconductors NV — NXPI—US	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	210.000	138	USD	2,703,006	206,029	(114,313)
NXP Semiconductors NV — NXPI—US	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	210.000	139	USD	2,722,593	194,689	(115,141)
PepsiCo, Inc.	Susquehanna International Group LLP	Call	01/21/22	USD	140.000	222	USD	3,339,102	252,414	(300,678)
PepsiCo, Inc.	Susquehanna International Group LLP	Call	01/21/22	USD	140.000	245	USD	3,685,045	266,315	(331,829)
PepsiCo, Inc.	Susquehanna International Group LLP	Call	01/21/22	USD	145.000	246	USD	3,700,086	210,822	(236,863)
PepsiCo, Inc.	Susquehanna International Group LLP	Call	01/21/22	USD	145.000	223	USD	3,354,143	203,376	(214,718)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

PepsiCo, Inc.	Susquehanna International Group LLP	Call	01/21/22	USD	155.000	223	USD	3,354,143	120,866	(80,138)
PepsiCo, Inc.	Susquehanna International Group LLP	Call	01/21/22	USD	155.000	246	USD	3,700,086	123,492	(88,403)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	175.000	222	USD	4,343,208	264,850	(551,788)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	180.000	222	USD	4,343,208	226,393	(467,237)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	180.000	233	USD	4,558,412	306,705	(490,389)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	185.000	233	USD	4,558,412	264,933	(407,763)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	185.000	222	USD	4,343,208	193,484	(388,513)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	190.000	233	USD	4,558,412	227,879	(332,612)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	220.000	212	USD	4,147,568	282,416	(287,378)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	220.000	149	USD	2,915,036	193,697	(201,978)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	230.000	212	USD	4,147,568	223,582	(230,260)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/20/23	USD	230.000	149	USD	2,915,036	153,214	(161,834)
Roper Technologies Inc.	JPMorgan Chase Bank N.A.	Call	11/19/21	USD	490.000	54	USD	2,409,102	57,429	(12,404)
Roper Technologies Inc.	JPMorgan Chase Bank N.A.	Call	11/19/21	USD	500.000	54	USD	2,409,102	32,839	(7,374)
Ross Stores, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	130.000	110	USD	1,197,350	112,618	(11,891)
Ross Stores, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	135.000	110	USD	1,197,350	102,652	(7,566)
Ross Stores, Inc.	Merrill Lynch	Call	01/21/22	USD	135.000	53	USD	576,905	55,330	(3,646)
Ross Stores, Inc.	Merrill Lynch	Call	01/21/22	USD	140.000	53	USD	576,905	45,868	(2,398)
Teledyne Technologies Inc.	JPMorgan Chase Bank N.A.	Call	12/17/21	USD	470.000	54	USD	2,319,732	109,659	(39,223)
Teledyne Technologies Inc.	JPMorgan Chase Bank N.A.	Call	12/17/21	USD	480.000	54	USD	2,319,732	92,458	(28,603)
The Coca-Cola Company	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	50.000	668	USD	3,504,996	274,762	(247,065)
The Coca-Cola Company	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	50.000	909	USD	4,769,523	283,608	(336,200)
The Coca-Cola Company	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	52.500	668	USD	3,504,996	200,747	(134,042)
The Coca-Cola Company	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	52.500	909	USD	4,769,523	201,798	(182,401)
The Coca-Cola Company	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	55.000	667	USD	3,499,749	142,658	(59,133)
The Coca-Cola Company	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	55.000	909	USD	4,769,523	142,713	(80,588)
Thermo Fisher Scientific, Inc.	Citigroup Global Markets	Call	01/21/22	USD	560.000	123	USD	7,027,359	240,295	(468,129)
Thermo Fisher Scientific, Inc.	Citigroup Global Markets	Call	01/21/22	USD	580.000	123	USD	7,027,359	173,353	(336,014)
Thermo Fisher Scientific, Inc.	Citigroup Global Markets	Call	01/21/22	USD	580.000	48	USD	2,742,384	129,955	(131,127)
Thermo Fisher Scientific, Inc.	Citigroup Global Markets	Call	01/21/22	USD	580.000	85	USD	4,856,305	241,064	(232,205)
Thermo Fisher Scientific, Inc.	Citigroup Global Markets	Call	01/21/22	USD	600.000	85	USD	4,856,305	199,502	(160,920)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Thermo Fisher Scientific, Inc.	Citigroup Global Markets	Call	01/21/22	USD	600.000	48	USD	2,742,384	107,392	(90,872)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	400.000	111	USD	4,337,214	267,273	(200,457)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	410.000	111	USD	4,337,214	220,532	(148,386)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	420.000	111	USD	4,337,214	201,988	(107,322)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	460.000	54	USD	2,109,996	86,199	(12,628)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	470.000	54	USD	2,109,996	70,512	(9,018)
Visa, Inc. - Class A	Citigroup Global Markets	Call	01/21/22	USD	250.000	774	USD	17,240,850	660,818	(199,388)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	225.000	378	USD	8,419,950	504,679	(405,073)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	230.000	378	USD	8,419,950	446,358	(313,044)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	235.000	378	USD	8,419,950	384,978	(238,063)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	240.000	220	USD	4,900,500	275,924	(103,293)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	245.000	300	USD	6,682,500	314,085	(104,408)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	245.000	220	USD	4,900,500	242,726	(76,566)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	250.000	300	USD	6,682,500	259,938	(77,282)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	255.000	108	USD	2,405,700	91,087	(20,617)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	255.000	300	USD	6,682,500	213,258	(57,270)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	260.000	108	USD	2,405,700	76,626	(15,441)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	265.000	108	USD	2,405,700	64,325	(11,768)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	225.000	248	USD	5,524,200	323,085	(265,762)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	225.000	120	USD	2,673,000	161,640	(128,595)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	225.000	123	USD	2,739,825	146,616	(131,809)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	230.000	123	USD	2,739,825	125,706	(101,864)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	230.000	120	USD	2,673,000	140,640	(99,379)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	230.000	248	USD	5,524,200	289,044	(205,383)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	250.000	237	USD	5,279,175	289,614	(61,053)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	250.000	180	USD	4,009,500	167,386	(46,369)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	255.000	180	USD	4,009,500	135,580	(34,362)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	260.000	237	USD	5,279,175	222,069	(33,883)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	270.000	237	USD	5,279,175	168,744	(19,927)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Visa, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	220.000	324	USD	7,217,100	454,248	(438,460)
Visa, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	225.000	324	USD	7,217,100	399,168	(347,205)
Visa, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	230.000	324	USD	7,217,100	348,948	(268,323)
Waste Management, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	115.000	111	USD	1,657,896	89,022	(388,920)
Waste Management, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	115.000	116	USD	1,732,576	93,612	(406,439)
Waste Management, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	120.000	111	USD	1,657,896	82,917	(336,548)
Waste Management, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	120.000	116	USD	1,732,576	84,332	(351,708)
Waste Management, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	130.000	116	USD	1,732,576	43,732	(246,151)
Waste Management, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	130.000	111	USD	1,657,896	46,287	(235,541)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	105.000	123	USD	1,504,413	138,006	(228,446)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	110.000	123	USD	1,504,413	109,101	(175,686)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	120.000	246	USD	3,008,826	112,422	(172,162)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	120.000	100	USD	1,223,100	45,700	(69,985)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	120.000	344	USD	4,207,464	164,088	(240,747)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	120.000	390	USD	4,770,090	167,064	(272,940)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	125.000	444	USD	5,430,564	142,968	(193,135)
									$84,742,219	$(130,519,098)

Currency Abbreviations
USD	-	United States Dollar

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $7,404,311,280.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,446,557,969
Gross Unrealized Depreciation	(102,047,070)
Net Unrealized Appreciation	$1,344,510,899